General and Administrative Expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
General and Administrative Expense [Abstract]
Management fees – related parties	$ 18,884	$ 18,050	$ 16,536
Professional fees (legal and accounting)	832	720	833
Directors fees and expenses	644	468	477
Listing fees and expenses	93	97	115
Miscellaneous	1,049	1,304	1,281
Total	$ 21,502	$ 20,639	$ 19,242